Debentures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Debentures Issued

Issuance	Quantity Issued (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108.0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,108.56	—
2nd	400,000	107.5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,009.05	338,693

Total	800,000								338,693

Issuance	Quantity (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108,0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,082.01	433,262
2st	400,000	107,5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,005.88	401,968

Total	800,000								835,230

Summary of Detailed Information on Debentures Outstanding

	September 30, 2020	December 31, 2019
Principal	400,000	800,000
Interest	23,746	47,127
Payments	(20,336)	(11,897)
Repurchase (a)	(64,717)	—

Total	338,693	835,230

Current	—	435,230
Non-current	338,693	400,000

(a)	As of September 30, 2020 the Group repurchased 65,611 units of the second series of non-convertible debentures.

	2019	2018
Principal	800,000	400,000
Interest	47,127	6,538
Payments	(11,897)	—

Total	835,230	406,538

Current	435,230	—
Non-current	400,000	406,538